Accumulated Other Comprehensive (Loss) Income - Schedule of Accumulated Other Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Foreign currency translation adjustments [Member]
Schedule of Accumulated Other Comprehensive Income [Line Items]
Balance	¥ 6,025,465		¥ 28,399,484
Net current-period other comprehensive gains (losses)	5,059,836		(22,374,019)
Balance	11,085,301	$ 1,585,177	6,025,465	¥ 28,399,484
Balance (in Dollars)	11,085,301		6,025,465	28,399,484
Unrealized gains(losses) on available-for-sale investments [Member]
Schedule of Accumulated Other Comprehensive Income [Line Items]
Balance	7,798		1,798
Net current-period other comprehensive gains (losses)			6,000
Balance	7,798	1,115	7,798	1,798
Balance (in Dollars)	7,798		7,798	1,798
Total [Member]
Schedule of Accumulated Other Comprehensive Income [Line Items]
Balance	6,033,263		28,401,282	27,732,104
Net current-period other comprehensive gains (losses)	5,059,836		(22,368,019)
Balance	11,093,099	$ 1,586,292	6,033,263	28,401,282
Balance (in Dollars)	¥ 11,093,099		¥ 6,033,263	¥ 28,401,282